UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6619

        Nuveen Insured New York Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:         12/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF)
	December 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 26.5% (17.1% of Total Investments)
	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing
	Corporation, University of Buffalo Project, Series 2000A:
$ 250	5.625%, 8/01/20 – AMBAC Insured	8/10 at 102.00	AAA	$270,718
250	5.750%, 8/01/25 – AMBAC Insured	8/10 at 102.00	AAA	271,628
	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,
	Series 2001-1:
1,500	5.500%, 7/01/24 – AMBAC Insured	No Opt. Call	AAA	1,771,890
500	5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AAA	606,500
4,820	Dormitory Authority of the State of New York, Insured Revenue Bonds, Ithaca College, Series	7/08 at 101.00	Aaa	4,959,778
	1998, 5.000%, 7/01/21 – AMBAC Insured
810	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/11 at 100.00	AAA	851,788
	Series 2001, 5.000%, 7/01/20 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	1,084,980
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
700	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AAA	804,790
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
250	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aaa	284,185
200	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	Aaa	228,144
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AAA	1,143,790
	Facilities, Series 1993A, 5.500%, 5/15/19 – AMBAC Insured
1,270	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/12 at 101.00	AAA	1,356,754
	Facilities, Series 2002A, 5.000%, 5/15/16 – FGIC Insured
2,200	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	AAA	2,523,356
	Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – FSA Insured
1,935	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/15 at 100.00	AAA	2,084,904
	Upstate Community Colleges, Series 2005A, 5.000%, 7/01/19 – FGIC Insured
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
1,250	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	AAA	1,335,750
4,430	5.000%, 1/01/39 – AMBAC Insured (UB)	1/17 at 100.00	AAA	4,733,897
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
415	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	AAA	443,697
450	5.000%, 3/01/36 – MBIA Insured	9/16 at 100.00	AAA	480,006
2,910	5.000%, 3/01/36 – MBIA Insured (UB)	9/16 at 100.00	AAA	3,104,039
4,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	4/07 at 101.00	AAA	4,060,319
	Natural History, Series 1997A, 5.650%, 4/01/22 – MBIA Insured
1,250	New York City Trust for Cultural Resources, New York, Revenue Refunding Bonds, Museum of	1/07 at 102.00	AAA	1,276,900
	Modern Art, Series 1996A, 5.500%, 1/01/21 – AMBAC Insured

31,390	Total Education and Civic Organizations			33,677,813

	Health Care – 21.3% (13.7% of Total Investments)
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/07 at 101.00	AAA	3,033,330
	Ellis Hospital, Series 1995, 5.600%, 8/01/25 – MBIA Insured
200	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/15 at 100.00	AAA	211,546
	Hospital for Special Surgery, Series 2005, 5.000%, 8/15/33 – MBIA Insured
2,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	2/08 at 101.00	AAA	2,948,645
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
1,400	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	8/12 at 100.00	AAA	1,483,888
	Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 – AMBAC Insured
1,405	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	1,486,799
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/09 at 101.00	AAA	3,156,930
	Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 – MBIA Insured
2,740	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AAA	2,930,375
	Center, Series 2003-1, 5.000%, 7/01/21 – MBIA Insured
2,435	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	2,660,554
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, Vassar Brothers Hospital, Series	1/08 at 102.00	AAA	1,551,420
	1997, 5.250%, 7/01/17 – FSA Insured
3,450	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	AAA	3,672,974
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/31 – AMBAC Insured
1,000	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/12 at 100.00	AAA	1,083,570
	2002A, 5.500%, 2/15/17 – FSA Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series
	2003A:
1,625	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AAA	1,740,733
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AAA	1,071,220

25,665	Total Health Care			27,031,984

	Housing/Multifamily – 4.2% (2.7% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
400	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AAA	431,496
400	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AAA	432,944
2,165	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AAA	2,310,943
200	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A,	1/17 at 100.00	AAA	200,742
	4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
1,920	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	5/07 at 101.00	AAA	1,962,086
	Series 1996A, 6.125%, 11/01/20 – FSA Insured

5,085	Total Housing/Multifamily			5,338,211

	Long-Term Care – 1.5% (1.0% of Total Investments)
1,000	Babylon Industrial Development Agency, New York, Revenue Bonds, WSNCHS East Inc., Series	8/09 at 101.00	AAA	1,065,850
	2000B, 6.000%, 8/01/24 – MBIA Insured
850	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc., Series	7/11 at 102.00	AAA	899,266
	2001A, 5.000%, 7/01/26 – FSA Insured

1,850	Total Long-Term Care			1,965,116

	Tax Obligation/General – 10.6% (6.8% of Total Investments)
500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – FGIC Insured	3/13 at 100.00	Aaa	542,855
315	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – MBIA Insured	No Opt. Call	Aaa	342,575
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, 2006A:
2,060	4.500%, 2/15/47 – MBIA Insured (UB)	2/17 at 100.00	AAA	2,056,107
500	5.000%, 2/15/47 – FGIC Insured (UB)	2/17 at 100.00	AAA	532,443
210	Nassau County, New York, General Obligation Improvement Bonds, Series 1993H, 5.500%, 6/15/16 –	No Opt. Call	AAA	238,520
	MBIA Insured
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 1998F, 5.250%, 8/01/16 – FGIC	2/08 at 101.00	AAA	2,052,580
	Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,000	5.000%, 11/01/19 – FSA Insured	11/14 at 100.00	AAA	1,073,630
1,100	5.000%, 11/01/20 – FSA Insured	11/14 at 100.00	AAA	1,179,453
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 – FGIC	3/15 at 100.00	AAA	1,072,890
	Insured
915	Niagara Falls, New York, General Obligation Bonds, Series 1994, 7.500%, 3/01/13 – MBIA Insured	No Opt. Call	AAA	1,101,706
1,000	Red Hook Central School District, Dutchess County, New York, General Obligation Refunding	6/12 at 100.00	Aaa	1,067,570
	Bonds, Series 2002, 5.125%, 6/15/18 – FSA Insured
500	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds,	10/15 at 100.00	Aaa	543,915
	Series 2005, 5.000%, 10/01/16 – FSA Insured
1,525	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 – MBIA Insured	8/15 at 100.00	AAA	1,649,044

12,625	Total Tax Obligation/General			13,453,288

	Tax Obligation/Limited – 48.5% (31.2% of Total Investments)
690	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AAA	750,886
	2005A, 5.250%, 7/01/24 – CIFG Insured
145	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/10 at 100.00	AAA	152,006
	Services Facilities, Series 2000D, 5.250%, 8/15/30 – FSA Insured
500	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of	8/14 at 100.00	AAA	528,025
	Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – FSA Insured
1,210	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AAA	1,296,697
	2004-2, 5.000%, 7/01/20 – FGIC Insured
750	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	794,363
	Improvements, Series 2005B, 5.000%, 2/15/30 – AMBAC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
925	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AAA	1,002,154
600	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AAA	638,046
	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing
	Program, Series 2002D:
4,300	5.250%, 10/01/23 – MBIA Insured	10/12 at 100.00	AAA	4,626,240
875	5.000%, 10/01/30 – MBIA Insured	10/12 at 100.00	AAA	922,758
375	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	401,141
	2005F, 5.000%, 3/15/21 – FSA Insured
750	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/12 at 100.00	AAA	823,635
	City School District, Series 2003, 5.750%, 5/01/19 – FSA Insured
500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	562,245
	City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured
2,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	2,679,725
	5.250%, 11/15/25 – FSA Insured
1,700	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2006,	11/16 at 100.00	AAA	1,821,023
	5.000%, 11/15/31 – MBIA Insured
1,350	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AAA	1,469,691
	5.500%, 7/01/18 – MBIA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
1,500	5.750%, 7/01/18 – FSA Insured	No Opt. Call	AAA	1,759,095
1,500	5.500%, 1/01/20 – MBIA Insured	7/12 at 100.00	AAA	1,632,990
2,000	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AAA	2,093,420
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2003A:
1,000	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	1,072,930
580	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	605,021
580	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	603,606
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
500	5.000%, 10/15/24 – MBIA Insured	10/14 at 100.00	AAA	533,340
920	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	980,720
680	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	723,942
3,840	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	4,077,580
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2003C:
1,000	5.250%, 8/01/20 – AMBAC Insured	8/12 at 100.00	AAA	1,076,270
2,345	5.250%, 8/01/21 – AMBAC Insured	8/12 at 100.00	AAA	2,523,853
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,073,070
	Series 2003E, 5.250%, 2/01/22 – MBIA Insured
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	1,068,800
	Series 2004C, 5.000%, 2/01/19 – XLCA Insured
1,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	1,581,960
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
1,035	5.000%, 11/15/30 – AMBAC Insured	11/15 at 100.00	AAA	1,100,909
2,065	5.000%, 11/15/44 – AMBAC Insured	11/15 at 100.00	AAA	2,179,855
1,500	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	1,660,395
	4/01/16 – FSA Insured
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	4/14 at 100.00	AAA	1,060,110
	Series 2004, 5.000%, 4/01/23 – MBIA Insured
2,960	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	No Opt. Call	AAA	3,441,385
	Series 2005B, 5.500%, 4/01/20 – AMBAC Insured
750	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	796,995
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
2,100	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AAA	2,257,773
3,800	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AAA	4,072,117
1,900	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series	No Opt. Call	AAA	2,041,930
	1994A, 5.250%, 1/01/14 – FSA Insured
345	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/15 at 100.00	AAA	364,603
	High School Facility, Series 2005, 5.000%, 6/15/28 – FSA Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series	No Opt. Call	AAA	1,149,700
	2002E, 5.500%, 7/01/18 – FSA Insured
1,500	Suffolk County Judicial Facilities Agency, New York, Service Agreement Revenue Bonds, John P.	10/09 at 101.00	AAA	1,566,405
	Colahan Court Complex, Series 1999, 5.000%, 4/15/16 – AMBAC Insured

57,070	Total Tax Obligation/Limited			61,567,409

	Transportation – 11.5% (7.4% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
500	5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	AAA	546,990
2,010	5.000%, 11/15/25 – FGIC Insured	11/12 at 100.00	AAA	2,129,394
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	2,118,800
	Series 2002E, 5.000%, 11/15/25 – MBIA Insured
1,475	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	AAA	1,564,297
	AMBAC Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
600	5.000%, 1/01/30 – FSA Insured	7/15 at 100.00	AAA	639,114
1,900	5.000%, 1/01/32 – FSA Insured	7/15 at 100.00	AAA	2,019,643
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AAA	523,610
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,000	5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AAA	1,067,310
565	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AAA	600,957
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	AAA	912,280
2,300	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	AAA	2,477,859

13,630	Total Transportation			14,600,254

	U.S. Guaranteed – 16.2% (10.4% of Total Investments) (4)
2,000	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series	3/13 at 100.00	AAA	2,150,460
	2003A, 5.000%, 3/15/32 (Pre-refunded 3/15/13) – FGIC Insured
3,215	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series	7/10 at 101.00	AAA	2,852,573
	2000A, 0.000%, 7/01/24 (Pre-refunded 7/01/10) – MBIA Insured
3,440	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	3,549,805
	5.125%, 12/01/22 (Pre-refunded 6/01/08) – FSA Insured
625	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	669,094
	5.250%, 9/01/28 (Pre-refunded 9/01/11) – FSA Insured
500	Longwood Central School District, Suffolk County, New York, Series 2000, 5.750%, 6/15/20	6/11 at 101.00	Aaa	548,305
	(Pre-refunded 6/15/11) – FGIC Insured
1,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AAA	1,614,465
	4.750%, 4/01/28 (Pre-refunded 10/01/15) – FGIC Insured
500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A,	10/14 at 100.00	AAA	544,680
	5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A:
1,500	5.250%, 4/01/17 (Pre-refunded 4/01/12) – FSA Insured	4/12 at 100.00	AAA	1,617,840
1,000	5.250%, 4/01/18 (Pre-refunded 4/01/12) – FSA Insured	4/12 at 100.00	AAA	1,078,560
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B, 5.000%,	4/12 at 100.00	AAA	1,066,690
	4/01/20 (Pre-refunded 4/01/12) – AMBAC Insured
2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/13 at 100.00	AAA	2,205,600
	Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded 3/15/13) – FGIC Insured
85	Niagara Falls, New York, General Obligation Bonds, Series 1994, 7.500%, 3/01/13 – MBIA Insured	No Opt. Call	AAA	102,751
	(ETM)
2,115	Niagara Falls, Niagara County, New York, General Obligation Water Treatment Plant Bonds,	No Opt. Call	AAA	2,292,723
	Series 1994, 8.500%, 11/01/08 – MBIA Insured (Alternative Minimum Tax) (ETM)
265	Suffolk County Water Authority, New York, Subordinate Lien Waterworks Revenue Bonds, Series	No Opt. Call	AAA	284,483
	1993, 5.100%, 6/01/12 – MBIA Insured (ETM)

19,745	Total U.S. Guaranteed			20,578,029

	Utilities – 5.3% (3.4% of Total Investments)
500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	522,605
	5.000%, 9/01/27 – FSA Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
2,270	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	2,431,011
2,930	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AAA	3,133,108
	New York State Power Authority, General Revenue Bonds, Series 2006A:
375	5.000%, 11/15/18 – FGIC Insured	11/15 at 100.00	AAA	406,155
250	5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	AAA	269,990

6,325	Total Utilities			6,762,869

	Water and Sewer – 9.8% (6.3% of Total Investments)
1,830	Monroe County Water Authority, New York, Water System Revenue Bonds, Series 2001, 5.250%,	8/11 at 101.00	AAA	1,955,465
	8/01/36 – MBIA Insured
1,660	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	1,802,063
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 100.00	AAA	1,057,710
	Bonds, Fiscal Series 2002A, 5.250%, 6/15/33 – FGIC Insured
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	2,108,740
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
1,980	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	2,105,552
	Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – MBIA Insured
735	Suffolk County Water Authority, New York, Subordinate Lien Waterworks Revenue Bonds, Series	No Opt. Call	AAA	787,163
	1993, 5.100%, 6/01/12 – MBIA Insured
2,500	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	2,659,725
	6/01/28 – MBIA Insured

11,705	Total Water and Sewer			12,476,418

$ 185,090	Total Investments (cost $189,110,015) – 155.4%			197,451,391

	Floating Rate Obligations – (5.1%)			(6,505,000)

	Other Assets Less Liabilities – 0.9%			1,107,740

	Preferred Shares, at Liquidation Value – (51.2)%			(65,000,000)

	Net Assets Applicable to Common Shares – 100%			$127,054,131

All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S.
Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140.

At December 31, 2006, the cost of investments was $182,560,065.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2006, were as follows:

Gross unrealized:
Appreciation	$8,453,504
Depreciation	(57,321)

Net unrealized appreciation (depreciation) of investments	$8,396,183

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured New York Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 1, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 1, 2007

* Print the name and title of each signing officer under his or her signature.